Note 21 - Changes in Equity - Calculation of Earnings Per Share (Details) - BRL (R$) R$ / shares in Units, shares in Millions, R$ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Income attributable to the equity holders of Ambev		R$ 11,780	R$ 10,995		R$ 7,269
Weighted average number of shares at December 31 (i) (in shares)	[1]	15,727.5	15,718.1		15,705.8
Basic earnings per share – common - R$ (in BRL per share)	[2]	R$ 0.749	R$ 0.6995	[3]	R$ 0.4628	[3]
Weighted average numbers of shares (diluted) (in shares)		15,869.0	15,856.4		15,838.1
Diluted earnings per share – common - R$ (in BRL per share)	[2]	R$ 0.7423	R$ 0.6934	[3]	R$ 0.459	[3]

[1]	Not including treasury shares.
[2]	Expressed in Brazilian Reais.
[3]	2018 and 2017 restated to reflect the impact of adoption of IFRS 16 with full retrospective application (Note 3).